Label	Element	Value
Global Fixed Income Opportunities Fund | Global Fixed Income Opportunities Fund (Class IR)
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Global Fixed Income Opportunities Fund (Class IR)
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund's "Adviser," Morgan Stanley Investment Management Inc., will allocate the Fund's investments among the following asset classes or market segments: (1) corporate securities, (2) agency residential and commercial mortgage-backed securities, (3) non-agency residential and commercial mortgage-backed securities, (4) asset-backed securities, (5) emerging market securities, (6) convertible securities, (7) U.S. government securities and foreign sovereign debt, and (8) derivatives, including interest rate-related derivatives and currency derivatives. Securities may be rated either investment grade or below investment grade and denominated in any currency, hedged or un-hedged. The amount of the Fund's assets committed to any one asset class or market segment will fluctuate. Under normal circumstances, the Fund may invest up to 65% of its net assets in any one asset class or market segment. The Adviser has the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain groups and not others.

In addition to its use of currency derivatives, the Fund may, but it is not required to, use derivatives and similar instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other similar instruments and techniques.

The Fund may invest in loan-related investments, such as public bank loans made by banks or other financial institutions and loan participations and assignments, which may be rated investment grade or below investment grade. The Fund may also invest in restricted and illiquid securities.

The Fund will maintain an average credit rating of at least investment grade (BBB- by S&P Global Ratings, a division of S&P Global Inc. ("S&P") or Fitch Ratings, Inc. ("Fitch"), or Baa3 by Moody's Investors Service, Inc. ("Moody's")). Although the Fund's average credit rating will be investment grade or higher, the Fund may invest in securities that are rated below investment grade (rated below BBB by either S&P or Fitch, or below Baa by Moody's) or in unrated securities considered to be of comparable quality by the Adviser (often referred to as "junk" instruments). If securities are rated differently by two or more rating agencies, the highest rating will be used.

The Fund will maintain an average credit rating of at least investment grade (BBB- by S&P or Fitch, or Baa3 by Moody's). Although the Fund's average credit rating will be investment grade or higher, the Fund may invest in securities that are rated below investment grade (rated below BBB by either S&P or Fitch, or below Baa by Moody's) or in unrated securities considered to be of comparable quality by the Adviser (often referred to as "junk" instruments). If securities are rated differently by two or more rating agencies, the highest rating will be used.

The Fund may invest in loan-related investments, such as public bank loans made by banks or other financial institutions and loan participations and assignments, which may be rated investment grade or below investment grade. To the extent these investments are second lien loans, which are lower in priority to senior loans, but have seniority in a company's capital structure to other liabilities, the company would be required to pay down these second lien loans prior to other lower-ranked claims on their assets.

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the calendar periods ended December 31, 2024)
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock	Please retain this supplement for future reference.
Global Fixed Income Opportunities Fund (Class IR) | Bloomberg Global Aggregate (Hedged USD) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.40%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.48%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.89%	[1],[2]
Global Fixed Income Opportunities Fund (Class IR) | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.25%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.33%)	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.34%	[3],[4]
Global Fixed Income Opportunities Fund (Class IR) | Class IR
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.87%	[5]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.56%	[5]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.45%	[5]
Global Fixed Income Opportunities Fund (Class IR) | Class IR | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.51%	[6]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.67%	[6]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.51%	[6]
Global Fixed Income Opportunities Fund (Class IR) | Class IR | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.79%

[1]	The Bloomberg Global Aggregate (Hedged USD) Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Currency exposure is hedged to the U.S. dollar. It is not possible to invest directly in an index.
[2]	Since Inception reflects the inception date of Class IR shares.
[3]	The Bloomberg U.S. Aggregate Index tracks the performance of U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index. Effective May 30, 2025, the Fund changed its primary benchmark from the Bloomberg Global Aggregate (Hedged USD) Index to the Bloomberg U.S. Aggregate Index because the Adviser believes the Bloomberg U.S. Aggregate Index is a more appropriate benchmark for the Fund.
[4]	Since Inception reflects the inception date of Class IR shares.
[5]	Class IR shares commenced operations on June 15, 2018.
[6]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.